Activity in the Allowance for Credit Losses (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Allowance for Loan and Lease Losses, Loans Consolidated			$ 1
Components:
Balance at beginning of period	3,032		3,235		2,379
Provision for loan losses	1,523		2,708		4,007
Benefit for unfunded commitments	(10)	[1]	(57)	[1]	87	[1]
Loan charge-offs	(2,241)		(3,018)		(3,398)
Loan recoveries	201		163		160
Balance at end of period	2,505		3,032		3,235
ALLL	2,457		2,974		3,120
Unfunded commitments reserve	48	[2]	58	[2]	115	[2]
Allowance for credit losses	$ 2,505		$ 3,032		$ 3,235

[1]	Beginning in the fourth quarter of 2009, the Company recognized the (benefit)/provision for unfunded commitments within the provision for credit losses in the Consolidated Statements of Income/(Loss). Considering the immateriality of this provision prior to the fourth quarter of 2009, the (benefit)/provision for unfunded commitments remains classified within other noninterest expense in the Consolidated Statements of Income/(Loss).
[2]	The unfunded commitments reserve is separately recognized in other liabilities in the Consolidated Balance Sheets.